CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net revenue	$ 105,079	$ 75,196	$ 201,882	$ 147,924
Cost of revenue	71,359	52,402	140,541	102,561
Salaries and related costs	11,708	7,901	21,977	16,231
General and administrative expenses	10,552	4,652	17,514	9,950
Acquisition costs	466	47	1,960	74
Depreciation and amortization	7,044	4,356	12,463	8,671
Income from operations	3,950	5,838	7,427	10,437
Interest expense	3,622	3,491	6,879	7,281
Change in fair value of warrant liabilities	(7,750)	0	(7,435)	0
Loss on debt extinguishment	2,108	0	2,108	0
Net income before income taxes	5,970	2,347	5,875	3,156
Income tax expense	1,031	213	1,148	265
Net income	4,939	2,134	4,727	2,891
Net income attributable to non-controlling interest	2,411	0	2,373	0
Net income attributable to Digital Media Solutions, Inc.	$ 2,528	$ 2,134	$ 2,354	$ 2,891
Weighted-average shares outstanding - basic (in shares)	35,377		34,315
Weighted-average shares outstanding - diluted (in shares)	36,522		34,325
Earnings per share attributable to Digital Media Solutions, Inc.:
Basic (usd per share)	$ 70.00		$ 70.00
Diluted (usd per share)	$ 70.00		$ (60.00)